Quarterly Holdings Report
for
Fidelity® Limited Term Bond ETF
May 31, 2025
T13-NPRT3-0725
1.9862237.110
Asset-Backed Securities - 8.0%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.4%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4295% 1/20/2037 (b)(c)(d)	330,000	329,506
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5293% 7/23/2036 (b)(c)(d)	364,000	364,070
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.4595% 1/20/2037 (b)(c)(d)	250,000	249,727
TOTAL BAILIWICK OF JERSEY		943,303
CANADA - 0.1%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (c)	53,384	54,030
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (c)	68,634	69,258
TOTAL CANADA		123,288
GRAND CAYMAN (UK OVERSEAS TER) - 2.6%
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.1524% 4/22/2031 (b)(c)(d)	246,122	245,753
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5261% 10/15/2032 (b)(c)(d)	196,891	196,945
Ares Xlv Clo Ltd Series 2024-45A Class BR, CME Term SOFR 3 month Index + 1.25%, 5.5061% 10/15/2030 (b)(c)(d)	325,000	324,012
Barings CLO Ltd Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.14%, 5.4095% 1/20/2036 (b)(c)(d)	200,000	199,920
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.3395% 7/18/2034 (b)(c)(d)	421,000	420,286
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (b)(c)(d)	150,000	151,815
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.3561% 7/15/2035 (b)(c)(d)	375,000	373,626
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.702% 5/20/2036 (b)(c)(d)	250,000	250,434
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.5761% 7/15/2036 (b)(c)(d)	359,000	359,118
Flatiron Clo Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 5.5052% 11/16/2034 (b)(c)(d)	659,166	659,657
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3361% 7/15/2034 (b)(c)(d)	372,000	370,767
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.5061% 7/15/2036 (b)(c)(d)	311,000	311,064
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 0% 7/20/2038 (b)(c)(d)	431,000	431,469
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 month Index + 1.05%, 5.3061% 4/15/2030 (b)(c)(d)	116,828	116,833
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.2561% 1/15/2033 (b)(c)(d)	227,229	227,265
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3873% 8/8/2032 (b)(c)(d)	195,590	195,617
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6277% 7/15/2036 (b)(c)(d)	250,000	250,443
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.4477% 7/15/2030 (b)(c)(d)	351,648	351,669
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5195% 4/20/2035 (b)(c)(d)	250,000	249,760
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.4695% 7/20/2032 (b)(c)(d)	361,354	361,168
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		6,047,621
UNITED STATES - 4.9%
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (c)	72,034	69,874
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (c)	117,265	110,327
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (c)	296,857	272,913
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (c)	237,127	237,202
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (c)	200,000	199,957
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/2033 (c)	100,000	100,819
ARI Fleet Lease Trust Series 2023-B Class A2, 6.05% 7/15/2032 (c)	163,017	164,236
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (c)	100,000	100,105
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (c)	349,498	325,213
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	75,000	76,061
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (c)	75,686	73,803
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (c)	30,188	29,874
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	536,000	548,974
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (c)	72,000	72,463
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	209,000	210,473
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (c)	965,000	924,648
Dell Equip Fin Trust Series 2024-2 Class A3, 4.59% 8/22/2030 (c)	100,000	100,309
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (c)	191,014	192,039
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (c)	19,000	19,265
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (c)	117,000	117,763
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (c)	47,375	46,747
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (c)	24,623	24,594
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (c)	79,405	80,563
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (c)	206,000	207,693
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (c)	88,000	88,121
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (c)	260,000	262,109
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (c)	50,000	50,761
Flatiron Clo 23 LLC Series 2025-1A, CME Term SOFR 3 month Index + 1.24%, 0% 4/17/2036 (b)(c)(d)	541,000	541,000
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.1661% 10/15/2034 (b)(c)(d)	680,000	674,827
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (c)	192,000	194,392
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	330,000	331,457
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	165,000	165,122
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (c)	425,000	428,251
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (c)	360,000	363,820
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (c)	100,000	100,591
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (c)	100,000	101,618
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (c)	20,828	20,860
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	330,000	328,914
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (c)	93,712	94,285
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (c)	113,000	113,698
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (c)	53,042	53,038
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (c)	213,289	214,928
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (c)	137,799	138,617
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (c)	86,000	84,218
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (c)	1,209,075	1,124,620
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (c)	184,000	185,417
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (c)	76,774	77,246
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	470,000	473,828
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (c)	236,481	239,578
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (c)	100,000	100,270
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (c)	305,000	305,389
World Omni Auto Trust Series 2024-C Class A3, 4.43% 12/17/2029	194,000	194,042
TOTAL UNITED STATES		11,356,932
TOTAL ASSET-BACKED SECURITIES (Cost $18,598,040)		18,471,144

Bank Loan Obligations - 1.5%
	Principal Amount (a)	Value ($)
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 5/22/2030 (b)(d)(e)(f)	55,000	54,313
NETHERLANDS - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 1/17/2032 (b)(d)(f)	18,135	17,839
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8327% 11/15/2030 (b)(d)(f)	54,450	50,666
UNITED STATES - 1.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 3/27/2032 (b)(d)(e)(f)	10,000	10,050
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/16/2029 (b)(d)(f)	20,000	19,786
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7913% 4/15/2030 (b)(d)(f)	25,000	24,726
		54,562
Media - 0.1%
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8287% 1/18/2028 (b)(d)(f)	55,000	54,244
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 1/31/2029 (b)(d)(f)	157,964	153,620
		207,864
TOTAL COMMUNICATION SERVICES		262,426

Consumer Discretionary - 0.4%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 1/28/2032 (b)(d)(f)	5,000	4,983
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9413% 6/3/2028 (b)(d)(f)	54,293	51,932
Broadline Retail - 0.2%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8992% 6/18/2029 (b)(d)(f)	54,753	51,878
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 1/23/2032 (b)(d)(f)	113,590	112,512
		164,390
Distributors - 0.0%
Solenis Holdings Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 6/20/2031 (b)(d)(f)	50,492	50,107
Diversified Consumer Services - 0.0%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5618% 3/4/2028 (b)(d)(f)	54,293	46,229
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (d)(f)	26,367	24,224
		70,453
Hotels, Restaurants & Leisure - 0.1%
Bulldog Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0347% 6/27/2031 (b)(d)(f)	19,900	19,875
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 1/27/2029 (b)(d)(f)	20,000	19,871
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 1/28/2032 (b)(d)(f)	25,000	24,775
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5608% 6/1/2028 (b)(d)(f)	59,871	58,188
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5413% 12/30/2026 (b)(d)(f)	34,726	33,354
		156,063
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6768% 6/29/2028 (b)(d)(f)	44,991	39,566
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 10/30/2027 (b)(d)(f)	9,936	9,842
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6768% 10/30/2027 (b)(d)(f)	4,974	4,945
		54,353
Leisure Products - 0.0%
Hayward Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9413% 5/30/2028 (b)(d)(f)	54,295	54,302
Specialty Retail - 0.1%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1752% 6/6/2031 (b)(d)(f)	59,447	53,227
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6913% 4/16/2028 (b)(d)(f)	54,295	53,287
Valvoline Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 3/19/2032 (b)(d)(e)(f)	45,000	45,056
		151,570
TOTAL CONSUMER DISCRETIONARY		758,153

Consumer Staples - 0.0%
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4685% 8/2/2028 (b)(d)(f)	29,370	27,167
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.409% 8/2/2028 (b)(d)(f)	8,611	7,965
		35,132
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 12/30/2027 (b)(d)(f)	4,988	4,964
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7948% 10/30/2028 (b)(d)(f)	60,000	32,467
		37,431
Financials - 0.2%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2597% 2/3/2032 (b)(d)(f)	54,445	54,309
Financial Services - 0.1%
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 5/30/2032 (b)(d)(e)(f)	25,000	24,750
Empire Today LP, LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 10.0413% 8/3/2029 (d)(f)	6,533	5,880
Empire Today LP, LLC Tranche EXCH FLSO TL 1LN, term loan 9.5413% 8/3/2029 (d)(f)	39,742	16,691
Empire Today LP, LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 10.0413% 8/3/2029 (d)(f)	12,397	11,158
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 7/31/2031 (b)(d)(f)	24,938	24,947
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (b)(d)(f)	55,000	54,467
		137,893
Insurance - 0.1%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 11/6/2030 (b)(d)(f)	4,988	4,951
Alera Group Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 5/21/2032 (b)(d)(e)(f)	5,000	5,003
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0747% 9/19/2031 (b)(d)(f)	54,451	54,204
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 8/19/2028 (b)(d)(f)	54,304	53,987
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 11/21/2029 (b)(d)(f)	54,315	54,120
		172,265
TOTAL FINANCIALS		364,467

Health Care - 0.2%
Health Care Equipment & Supplies - 0.0%
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 10/23/2028 (b)(d)(f)	105,734	105,612
Health Care Providers & Services - 0.2%
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8268% 4/15/2031 (b)(d)(f)	54,582	54,697
Owens & Minor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 4/2/2030 (b)(d)(e)(f)	10,000	9,925
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.0914% 1/31/2029 (b)(d)(f)	60,158	59,590
		124,212
Health Care Technology - 0.0%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0768% 2/15/2029 (b)(d)(f)	34,442	34,276
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5869% 10/8/2030 (b)(d)(f)	110,000	104,240
TOTAL HEALTH CARE		368,340

Industrials - 0.2%
Aerospace & Defense - 0.0%
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3285% 1/27/2032 (b)(d)(f)	5,000	4,978
Building Products - 0.0%
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/29/2029 (b)(d)(f)	54,304	48,860
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 12/21/2028 (b)(d)(f)	59,288	58,851
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1768% 5/12/2028 (b)(d)(f)	108,593	108,695
LRS Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6913% 8/31/2028 (b)(d)(f)	54,298	53,484
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3297% 4/11/2029 (b)(d)(f)	54,307	50,693
		271,723
Ground Transportation - 0.0%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0492% 4/10/2031 (b)(d)(f)	39,800	39,593
Passenger Airlines - 0.0%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 0% 5/7/2032 (b)(d)(e)(f)	5,000	5,018
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0476% 4/1/2031 (b)(d)(f)	5,000	4,996
		10,014
Professional Services - 0.0%
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0768% 12/29/2028 (b)(d)(f)	24,846	22,951
TOTAL INDUSTRIALS		398,119

Information Technology - 0.2%
IT Services - 0.1%
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5177% 2/10/2028 (b)(d)(f)	29,870	27,984
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 3/20/2032 (b)(d)(f)	10,000	9,993
X Corp 1LN, term loan 9.5% 10/26/2029 (f)	46,000	45,763
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9492% 10/26/2029 (b)(d)(f)	35,000	34,645
		118,385
Software - 0.1%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3268% 12/11/2028 (b)(d)(f)	54,439	54,155
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5527% 3/26/2032 (b)(d)(f)	20,000	19,996
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 3/29/2029 (b)(d)(f)	88,476	88,199
Ellucian Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0768% 11/22/2032 (b)(d)(f)	10,000	10,113
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4576% 10/9/2031 (b)(d)(f)	30,000	29,976
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.2913% 6/2/2028 (b)(d)(f)	60,000	58,064
		260,503
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3215% 2/20/2032 (b)(d)(f)	40,000	39,400
TOTAL INFORMATION TECHNOLOGY		418,288

Materials - 0.2%
Chemicals - 0.2%
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4268% 11/24/2027 (b)(d)(f)	54,297	52,790
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.5943% 6/9/2028 (b)(d)(f)	14,589	11,951
American Rock Salt Co LLC Tranche 1ST OUT DD TL 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 2% 6/9/2028 (b)(d)(f)(g)	9,352	9,351
American Rock Salt Co LLC Tranche 1ST OUT TL B 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 11.5943% 6/9/2028 (b)(d)(f)	14,741	14,741
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9268% 9/30/2028 (b)(d)(f)	54,299	54,274
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0224% 10/4/2029 (b)(d)(f)	54,452	54,304
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3242% 7/3/2028 (b)(d)(f)	19,900	18,878
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3252% 3/15/2029 (b)(d)(f)	54,308	53,911
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0326% 8/25/2031 (b)(d)(f)	50,000	47,813
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2797% 1/31/2029 (b)(d)(f)	5,000	4,984
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 9/22/2028 (b)(d)(f)	54,298	54,081
		377,078
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.5018% 4/13/2029 (b)(d)(f)	95,829	95,383
Metals & Mining - 0.0%
Vibrantz Technologies Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% 4/23/2029 (b)(d)(e)(f)	25,000	21,953
TOTAL MATERIALS		494,414

Utilities - 0.0%
Electric Utilities - 0.0%
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5742% 1/27/2031 (b)(d)(f)	54,588	54,459
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7992% 3/29/2030 (b)(d)(f)	25,000	24,688
TOTAL UTILITIES		79,147

TOTAL UNITED STATES		3,215,917
TOTAL BANK LOAN OBLIGATIONS (Cost $3,404,570)		3,338,735

Collateralized Mortgage Obligations - 0.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.9%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (c)	323,992	285,140
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d)	66,048	64,766
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(d)	67,236	66,519
CSMC Trust Series 2021-RPL9 Class A1, 3.742% 2/25/2061 (c)(d)	502,903	510,050
Fannie Mae Guaranteed REMIC Series 2019-33 Class N, 3% 3/25/2048	203,578	192,413
Fannie Mae Guaranteed REMIC Series 2019-59 Class AB, 2.5% 10/25/2039	72,699	65,756
Freddie Mac Multifamily Structured pass-thru certificates Series 2019-4903 Class DA, 3% 10/25/2048	102,196	95,002
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (c)	160,110	146,148
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 5.25% 7/25/2067 (c)(d)	388,544	386,242
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (c)	42,238	38,792
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (c)	132,986	132,330
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (c)	5,142	5,123
TOTAL UNITED STATES		1,988,281
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,071,011)		1,988,281

Commercial Mortgage Securities - 3.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.2%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2030 (b)(c)(d)	445,000	446,864
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (c)	107,419	102,269
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.479% 1/15/2039 (b)(c)(d)	157,802	157,210
Banc of America Commercial Mortgage Trust Series 2015-UBS7 Class ASB, 3.429% 9/15/2048	9,810	9,790
BBCMS Mortgage Trust Series 2017-C1 Class ASB, 3.488% 2/15/2050	284,414	280,729
Benchmark Mortgage Trust Series 2018-B2 Class A2, 3.6623% 2/15/2051	144	142
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4435% 9/15/2026 (b)(c)(d)	352,000	347,424
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.7007% 6/15/2041 (b)(c)(d)	100,000	100,063
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2267% 4/15/2037 (b)(c)(d)	566,000	565,823
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.97% 5/15/2041 (c)(d)	135,432	135,602
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1326% 10/15/2036 (b)(c)(d)	323,000	321,589
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.0958% 5/15/2038 (b)(c)(d)	52,185	52,152
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3416% 2/15/2039 (b)(c)(d)	235,198	234,757
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6215% 12/15/2039 (b)(c)(d)	39,384	39,384
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7721% 4/15/2040 (b)(c)(d)	305,000	305,035
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7706% 4/15/2041 (b)(c)(d)	164,492	164,697
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d)	383,000	380,128
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7222% 3/15/2030 (b)(c)(d)	56,000	55,440
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.2935% 11/15/2038 (b)(c)(d)	273,478	273,307
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4787% 2/15/2035 (b)(c)(d)	120,000	119,550
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (c)	484,805	481,212
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (c)	340,224	327,562
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class AAB, 3.368% 2/10/2049	10,113	10,082
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (c)	625,000	593,242
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (c)	37,762	37,331
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1445% 11/15/2038 (b)(c)(d)	442,485	441,379
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (c)(d)	406,000	411,029
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3935% 10/15/2036 (b)(c)(d)	190,000	188,813
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9435% 9/15/2029 (b)(c)(d)	46,734	44,283
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	106,361	105,442
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4178% 11/15/2040 (b)(c)(d)	26,251	26,324
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.174% 11/15/2038 (b)(c)(d)	250,814	250,500
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5716% 12/15/2039 (b)(c)(d)	140,000	139,956
Wells Fargo Commercial Mortgage Trust Series 2015-NXS3 Class ASB, 3.371% 9/15/2057	1	1
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	59,676	59,279
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.12% 10/15/2041 (b)(c)(d)	147,000	147,500
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (c)(d)	104,000	103,691
TOTAL UNITED STATES		7,459,581
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,538,921)		7,459,581

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc (Cost $3,933)	414	1,031

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Communication Services - 0.0%
Media - 0.0%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	34,032	32,663
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	38,000	35,891
Redfin Corp 0.5% 4/1/2027	76,000	67,549
		103,440
TOTAL UNITED STATES		136,103
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $137,390)		136,103

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
MEXICO - 0.2%
United Mexican States 3.25% 4/16/2030	200,000	182,400
United Mexican States 6% 5/13/2030	200,000	206,000
TOTAL MEXICO		388,400
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $398,423)		388,400

Non-Convertible Corporate Bonds - 69.0%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.7%
Financials - 0.4%
Banks - 0.4%
Westpac Banking Corp 4.11% 7/24/2034 (d)	915,000	876,134
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 4.907% 4/1/2028 (c)	190,000	190,904
Glencore Funding LLC 5.338% 4/4/2027 (c)	350,000	353,895
Mineral Resources Ltd 9.25% 10/1/2028 (c)	123,000	125,496
		670,295
TOTAL AUSTRALIA		1,546,429
BRAZIL - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
ERO Copper Corp 6.5% 2/15/2030 (c)	17,000	16,724
CANADA - 2.1%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 3.2% 3/15/2027	480,000	469,567
Consumer Discretionary - 0.1%
Automobiles - 0.0%
New Flyer Holdings Inc 0% 7/1/2030 (c)(h)	10,000	10,000
Hotels, Restaurants & Leisure - 0.1%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (c)	60,000	58,078
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (c)	55,000	55,317
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (c)	37,000	37,734
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (c)	15,000	14,827
		165,956
TOTAL CONSUMER DISCRETIONARY		175,956

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (c)	15,000	13,119
Energy - 0.9%
Energy Equipment & Services - 0.0%
Precision Drilling Corp 7.125% 1/15/2026 (c)	13,000	12,985
Oil, Gas & Consumable Fuels - 0.9%
Baytex Energy Corp 7.375% 3/15/2032 (c)	20,000	18,155
Canadian Natural Resources Ltd 5% 12/15/2029 (c)	130,000	129,486
Enbridge Inc 1.6% 10/4/2026	270,000	259,585
Enbridge Inc 5.3% 4/5/2029	136,000	139,006
Enbridge Inc 5.9% 11/15/2026	857,000	871,435
Parkland Corp 6.625% 8/15/2032 (c)	50,000	50,111
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (c)	529,000	529,373
		1,997,151
TOTAL ENERGY		2,010,136

Financials - 0.4%
Banks - 0.2%
Toronto Dominion Bank 4.783% 12/17/2029	359,000	360,391
Insurance - 0.2%
Empower Finance 2020 LP 1.357% 9/17/2027 (c)	258,000	239,956
Great-West Lifeco US Finance 2020 LP 0.904% 8/12/2025 (c)	222,000	220,205
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (c)	5,000	5,364
		465,525
TOTAL FINANCIALS		825,916

Industrials - 0.1%
Aerospace & Defense - 0.0%
Bombardier Inc 7% 6/1/2032 (c)	30,000	30,681
Commercial Services & Supplies - 0.0%
Garda World Security Corp 8.25% 8/1/2032 (c)	15,000	14,935
Wrangler Holdco Corp 6.625% 4/1/2032 (c)	76,000	78,385
		93,320
Ground Transportation - 0.1%
Canadian Pacific Railway Co 1.75% 12/2/2026	155,000	149,004
TOTAL INDUSTRIALS		273,005

Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 2/15/2028 (c)	176,000	168,592
Materials - 0.4%
Chemicals - 0.3%
Methanex Corp 5.125% 10/15/2027	73,000	72,379
NOVA Chemicals Corp 5.25% 6/1/2027 (c)	70,000	69,890
Nutrien Ltd 4.9% 3/27/2028	520,000	525,460
		667,729
Containers & Packaging - 0.1%
Toucan FinCo Ltd/Toucan FinCo Can Inc/Toucan FinCo US LLC 9.5% 5/15/2030 (c)	150,000	149,150
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (c)	25,000	24,995
Hudbay Minerals Inc 4.5% 4/1/2026 (c)	74,000	73,343
New Gold Inc 6.875% 4/1/2032 (c)	20,000	20,430
		118,768
TOTAL MATERIALS		935,647

TOTAL CANADA		4,871,938
COLOMBIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Canacol Energy Ltd 5.75% 11/24/2028 (c)	40,000	18,320
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd 7.875% 1/23/2030 (c)	9,000	8,762
DENMARK - 0.4%
Financials - 0.4%
Banks - 0.4%
Danske Bank A/S 4.298% 4/1/2028 (c)(d)	620,000	615,377
Danske Bank A/S 6.259% 9/22/2026 (c)(d)	376,000	377,417

TOTAL DENMARK		992,794
FRANCE - 1.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 5.125% 7/15/2029 (c)	19,000	16,032
Altice France SA 5.5% 1/15/2028 (c)	16,000	13,773
Altice France SA 5.5% 10/15/2029 (c)	5,000	4,248
		34,053
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Opal Bidco SAS 6.5% 3/31/2032 (c)	40,000	39,968
Energy - 0.0%
Energy Equipment & Services - 0.0%
Viridien 10% 10/15/2030 (c)	24,000	22,648
Financials - 1.5%
Banks - 1.5%
BNP Paribas SA 1.323% 1/13/2027 (c)(d)	333,000	326,065
BNP Paribas SA 4.792% 5/9/2029 (c)(d)	680,000	678,852
BPCE SA 1.652% 10/6/2026 (c)(d)	198,000	195,653
BPCE SA 2.045% 10/19/2027 (c)(d)	378,000	363,920
BPCE SA 6.714% 10/19/2029 (c)(d)	300,000	315,628
Societe Generale SA 1.488% 12/14/2026 (c)(d)	168,000	164,848
Societe Generale SA 1.792% 6/9/2027 (c)(d)	336,000	325,460
Societe Generale SA 5.249% 5/22/2029 (c)(d)	680,000	683,074
Societe Generale SA 5.5% 4/13/2029 (c)(d)	240,000	242,902
		3,296,402
Materials - 0.0%
Chemicals - 0.0%
SPCM SA 3.125% 3/15/2027 (c)	60,000	57,609
TOTAL FRANCE		3,450,680
GERMANY - 2.1%
Consumer Discretionary - 0.5%
Automobiles - 0.5%
Mercedes-Benz Finance North America LLC 4.8% 3/30/2028 (c)	310,000	311,832
Volkswagen Group of America Finance LLC 1.25% 11/24/2025 (c)	90,000	88,426
Volkswagen Group of America Finance LLC 3.95% 6/6/2025 (c)	275,000	274,971
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (c)	320,000	315,774
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (c)	210,000	211,804
		1,202,807
Financials - 1.0%
Capital Markets - 1.0%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (d)	388,000	382,572
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (d)	1,137,000	1,094,496
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (d)	500,000	505,656
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (d)	300,000	313,082
		2,295,806
Health Care - 0.3%
Pharmaceuticals - 0.3%
Bayer US Finance II LLC 4.25% 12/15/2025 (c)	180,000	179,331
Bayer US Finance II LLC 4.375% 12/15/2028 (c)	470,000	461,026
		640,357
Industrials - 0.3%
Machinery - 0.3%
Daimler Truck Finance North America LLC 2% 12/14/2026 (c)	350,000	336,603
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (c)	152,000	152,912
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (c)	150,000	151,478
TK Elevator US Newco Inc 5.25% 7/15/2027 (c)	125,000	123,816
		764,809
TOTAL GERMANY		4,903,779
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.125% 4/4/2026 (c)	60,000	57,660
Kosmos Energy Ltd 7.75% 5/1/2027 (c)	10,000	8,686

TOTAL GHANA		66,346
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (c)	15,000	15,169
IRELAND - 1.6%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (c)(h)(i)	65,000	65,325
Financials - 0.9%
Banks - 0.1%
Bank of Ireland Group PLC 5.601% 3/20/2030 (c)(d)	242,000	247,124
Consumer Finance - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	145,000	142,063
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	151,000	146,348
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	1,330,000	1,356,142
		1,644,553
Financial Services - 0.1%
GGAM Finance Ltd 6.875% 4/15/2029 (c)	18,000	18,336
GGAM Finance Ltd 7.75% 5/15/2026 (c)	120,000	121,154
		139,490
TOTAL FINANCIALS		2,031,167

Industrials - 0.7%
Transportation Infrastructure - 0.7%
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (c)	296,000	295,152
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (c)	552,000	552,699
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (c)	750,000	776,391
		1,624,242
TOTAL IRELAND		3,720,734
ISRAEL - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean PLC 6.5% 4/30/2027 (c)	80,000	78,200
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	260,000	262,586
TOTAL ISRAEL		340,786
ITALY - 0.3%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (c)	357,000	357,813
Utilities - 0.2%
Electric Utilities - 0.2%
Enel Finance International NV 5.125% 6/26/2029 (c)	360,000	364,464
TOTAL ITALY		722,277
JAPAN - 1.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
NTT Finance Corp 1.591% 4/3/2028 (c)	450,000	415,991
Consumer Staples - 0.2%
Tobacco - 0.2%
Japan Tobacco Inc 4.892% 5/15/2028 (c)	277,000	279,580
Japan Tobacco Inc 5.21% 6/15/2030 (c)	232,000	236,764
		516,344
Financials - 0.6%
Banks - 0.6%
Mitsubishi UFJ Financial Group Inc 1.538% 7/20/2027 (d)	300,000	289,715
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (d)	160,000	153,658
Mitsubishi UFJ Financial Group Inc 5.354% 9/13/2028 (d)	300,000	305,204
Mizuho Financial Group Inc 1.234% 5/22/2027 (d)	80,000	77,426
Mizuho Financial Group Inc 1.554% 7/9/2027 (d)	100,000	96,677
Mizuho Financial Group Inc 5.667% 5/27/2029 (d)	250,000	257,727
		1,180,407
Capital Markets - 0.0%
Nomura Holdings Inc 1.653% 7/14/2026	100,000	96,636
TOTAL FINANCIALS		1,277,043

TOTAL JAPAN		2,209,378
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5% 1/15/2028 (c)	25,000	19,574
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (c)	52,000	46,978
MEXICO - 0.4%
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Petroleos Mexicanos 6.49% 1/23/2027	420,000	412,650
Petroleos Mexicanos 6.5% 3/13/2027	600,000	588,942

TOTAL MEXICO		1,001,592
NETHERLANDS - 0.8%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Sigma Holdco BV 7.875% 5/15/2026 (c)	10,000	9,940
Food Products - 0.1%
JDE Peet's NV 1.375% 1/15/2027 (c)	344,000	324,810
TOTAL CONSUMER STAPLES		334,750

Financials - 0.7%
Banks - 0.7%
ABN AMRO Bank NV 1.542% 6/16/2027 (c)(d)	186,000	179,808
Cooperatieve Rabobank UA 1.98% 12/15/2027 (c)(d)	375,000	359,847
ING Groep NV 1.726% 4/1/2027 (d)	181,000	176,664
ING Groep NV 5.335% 3/19/2030 (d)	711,000	724,723
		1,441,042
Materials - 0.0%
Containers & Packaging - 0.0%
Trivium Packaging Finance BV 8.25% 7/15/2030 (c)	45,000	46,731
TOTAL NETHERLANDS		1,822,523
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 7.875% 5/29/2030 (c)	9,000	8,876
IHS Holding Ltd 8.25% 11/29/2031 (c)	37,000	36,780

TOTAL NIGERIA		45,656
NORWAY - 0.4%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (c)	80,000	78,379
TGS ASA 8.5% 1/15/2030 (c)	15,000	15,263
		93,642
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.75% 1/22/2026	83,000	81,515
TOTAL ENERGY		175,157

Financials - 0.3%
Banks - 0.3%
DNB Bank ASA 1.535% 5/25/2027 (c)(d)	381,000	369,558
DNB Bank ASA 1.605% 3/30/2028 (c)(d)	389,000	368,654
		738,212
TOTAL NORWAY		913,369
PANAMA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (c)	62,000	61,701
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (c)	25,000	21,133
SPAIN - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco Santander SA 1.722% 9/14/2027 (d)	400,000	384,501
Banco Santander SA 5.365% 7/15/2028 (d)	200,000	203,012

TOTAL SPAIN		587,513
SWITZERLAND - 0.5%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.305% 2/2/2027 (c)(d)	100,000	97,687
UBS Group AG 6.246% 9/22/2029 (c)(d)	700,000	732,410
		830,097
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (c)	45,000	44,048
Materials - 0.1%
Construction Materials - 0.1%
Holcim Finance US LLC 4.6% 4/7/2027 (c)	176,000	176,177
Holcim Finance US LLC 4.7% 4/7/2028 (c)	168,000	168,859
		345,036
TOTAL SWITZERLAND		1,219,181
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (c)	65,000	66,074
UNITED KINGDOM - 5.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (c)	45,000	42,884
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (c)	120,000	125,577
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (c)	20,000	20,022
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (c)	16,000	16,042
TOTAL CONSUMER DISCRETIONARY		161,641

Consumer Staples - 1.2%
Tobacco - 1.2%
BAT Capital Corp 4.7% 4/2/2027	540,000	541,099
BAT International Finance PLC 1.668% 3/25/2026	46,000	44,910
BAT International Finance PLC 3.95% 6/15/2025 (c)	186,000	185,906
BAT International Finance PLC 5.931% 2/2/2029	980,000	1,023,558
Imperial Brands Finance PLC 5.5% 2/1/2030 (c)	400,000	408,672
Imperial Brands Finance PLC 6.125% 7/27/2027 (c)	440,000	451,443
		2,655,588
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (c)	155,000	170,898
Financials - 3.8%
Banks - 3.6%
Barclays PLC 2.279% 11/24/2027 (d)	380,000	366,685
Barclays PLC 4.972% 5/16/2029 (d)	300,000	301,350
Barclays PLC 5.367% 2/25/2031 (d)	604,000	609,224
Barclays PLC 5.69% 3/12/2030 (d)	1,310,000	1,343,074
HSBC Holdings PLC 4.041% 3/13/2028 (d)	340,000	335,993
HSBC Holdings PLC 4.292% 9/12/2026 (d)	340,000	339,343
HSBC Holdings PLC 4.899% 3/3/2029 (d)	408,000	408,928
HSBC Holdings PLC 5.21% 8/11/2028 (d)	1,062,000	1,072,954
HSBC Holdings PLC 5.546% 3/4/2030 (d)	500,000	511,322
HSBC Holdings PLC 6.161% 3/9/2029 (d)	300,000	310,168
Lloyds Banking Group PLC 5.721% 6/5/2030 (d)	500,000	515,810
Lloyds Banking Group PLC 5.871% 3/6/2029 (d)	320,000	329,379
Lloyds Banking Group PLC 5.985% 8/7/2027 (d)	230,000	233,209
NatWest Group PLC 3.073% 5/22/2028 (d)	290,000	281,249
NatWest Group PLC 4.964% 8/15/2030 (d)	720,000	721,381
NatWest Group PLC 5.115% 5/23/2031 (d)	680,000	682,643
		8,362,712
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (c)(d)	400,000	409,578
TOTAL FINANCIALS		8,772,290

Industrials - 0.3%
Aerospace & Defense - 0.3%
BAE Systems PLC 5% 3/26/2027 (c)	200,000	201,643
BAE Systems PLC 5.125% 3/26/2029 (c)	200,000	203,742
Rolls-Royce PLC 5.75% 10/15/2027 (c)	205,000	209,589
		614,974
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (c)	170,000	168,092
TOTAL UNITED KINGDOM		12,586,367
UNITED STATES - 51.2%
Communication Services - 2.1%
Diversified Telecommunication Services - 0.4%
AT&T Inc 1.65% 2/1/2028	460,000	428,102
AT&T Inc 4.7% 8/15/2030	269,000	269,848
Cablevision Lightpath LLC 5.625% 9/15/2028 (c)	12,000	11,588
Cogent Communications Group LLC 7% 6/15/2027 (c)	60,000	60,323
Consolidated Communications Inc 5% 10/1/2028 (c)	80,000	80,806
Frontier Communications Holdings LLC 5% 5/1/2028 (c)	94,000	93,808
Level 3 Financing Inc 10.5% 5/15/2030 (c)	21,000	22,969
Level 3 Financing Inc 11% 11/15/2029 (c)	5,000	5,672
		973,116
Entertainment - 0.1%
Live Nation Entertainment Inc 4.75% 10/15/2027 (c)	139,000	136,835
Interactive Media & Services - 0.0%
Snap Inc 6.875% 3/1/2033 (c)	20,000	20,259
Media - 1.4%
CCO Holdings LLC / CCO Holdings Capital Corp 5.125% 5/1/2027 (c)	236,000	233,565
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	300,000	292,800
Charter Communications Operating LLC / Charter Communications Operating Capital 6.15% 11/10/2026	1,230,000	1,251,741
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (c)	10,000	8,840
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (c)	27,000	27,355
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (c)	101,000	105,781
DISH DBS Corp 5.125% 6/1/2029	45,000	29,585
Sirius XM Radio LLC 3.125% 9/1/2026 (c)	196,000	191,465
Univision Communications Inc 8% 8/15/2028 (c)	105,000	105,067
Warnermedia Holdings Inc 3.755% 3/15/2027	986,000	955,801
		3,202,000
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.25% 2/15/2026	10,000	9,828
T-Mobile USA Inc 4.95% 3/15/2028	370,000	375,506
		385,334
TOTAL COMMUNICATION SERVICES		4,717,544

Consumer Discretionary - 3.6%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (c)	106,000	108,000
Goodyear Tire & Rubber Co/The 4.875% 3/15/2027	50,000	49,310
Patrick Industries Inc 6.375% 11/1/2032 (c)	25,000	24,641
Phinia Inc 6.75% 4/15/2029 (c)	10,000	10,221
		192,172
Automobiles - 1.4%
General Motors Financial Co Inc 1.25% 1/8/2026	106,000	103,643
General Motors Financial Co Inc 2.35% 2/26/2027	910,000	870,604
General Motors Financial Co Inc 5.8% 6/23/2028	950,000	969,726
General Motors Financial Co Inc 6% 1/9/2028	370,000	379,207
Hyundai Capital America 5.45% 6/24/2026 (c)	230,000	231,147
Hyundai Capital America 5.6% 3/30/2028 (c)	440,000	447,981
Hyundai Capital America 5.8% 6/26/2025 (c)	280,000	280,128
		3,282,436
Broadline Retail - 0.0%
GrubHub Holdings Inc 5.5% 7/1/2027 (c)	15,000	13,836
Wayfair LLC 7.25% 10/31/2029 (c)	15,000	14,609
Wayfair LLC 7.75% 9/15/2030 (c)	45,000	44,089
		72,534
Distributors - 0.2%
Gates Corp/DE 6.875% 7/1/2029 (c)	16,000	16,396
Genuine Parts Co 4.95% 8/15/2029	500,000	504,470
		520,866
Diversified Consumer Services - 0.2%
Service Corp International/US 5.75% 10/15/2032	15,000	14,906
Sotheby's 7.375% 10/15/2027 (c)	80,000	78,777
StoneMor Inc 8.5% 5/15/2029 (c)	20,000	18,436
TKC Holdings Inc 10.5% 5/15/2029 (c)	150,000	154,202
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (c)	150,000	149,643
		415,964
Hotels, Restaurants & Leisure - 0.7%
Affinity Interactive 6.875% 12/15/2027 (c)	15,000	11,150
Boyd Gaming Corp 4.75% 12/1/2027	60,000	59,119
Caesars Entertainment Inc 6% 10/15/2032 (c)	60,000	57,557
Carnival Corp 5.75% 3/15/2030 (c)	20,000	20,047
Carnival Corp 5.875% 6/15/2031 (c)	35,000	35,021
Carnival Corp 6.125% 2/15/2033 (c)	118,000	118,318
Churchill Downs Inc 4.75% 1/15/2028 (c)	21,000	20,527
Churchill Downs Inc 6.75% 5/1/2031 (c)	60,000	61,107
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (c)	79,000	71,746
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (c)	25,000	25,169
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (c)	15,000	14,981
International Game Technology PLC 4.125% 4/15/2026 (c)	74,000	73,452
Las Vegas Sands Corp 3.5% 8/18/2026	55,000	53,797
Life Time Inc 6% 11/15/2031 (c)	45,000	45,101
Light & Wonder International Inc 7% 5/15/2028 (c)	85,000	85,081
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (c)	10,000	7,532
MGM Resorts International 4.625% 9/1/2026	80,000	79,662
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (c)	30,000	30,529
NCL Corp Ltd 5.875% 2/15/2027 (c)	56,000	56,013
NCL Corp Ltd 5.875% 3/15/2026 (c)	9,000	9,006
NCL Corp Ltd 6.25% 3/1/2030 (c)	50,000	49,464
NCL Corp Ltd 6.75% 2/1/2032 (c)	92,000	92,111
Royal Caribbean Cruises Ltd 5.5% 4/1/2028 (c)	120,000	120,291
Royal Caribbean Cruises Ltd 5.5% 8/31/2026 (c)	73,000	73,010
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (c)	15,000	14,826
Six Flags Entertainment Corp 5.5% 4/15/2027 (c)	60,000	59,866
Station Casinos LLC 6.625% 3/15/2032 (c)	25,000	25,034
Viking Cruises Ltd 9.125% 7/15/2031 (c)	99,000	106,294
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.25% 3/15/2033 (c)	85,000	84,069
		1,559,880
Household Durables - 0.1%
Beazer Homes USA Inc 7.5% 3/15/2031 (c)	10,000	9,812
Landsea Homes Corp 8.875% 4/1/2029 (c)	15,000	15,621
LGI Homes Inc 7% 11/15/2032 (c)	35,000	32,502
Newell Brands Inc 5.7% 4/1/2026 (j)	53,000	53,375
Newell Brands Inc 6.375% 5/15/2030	20,000	18,767
Newell Brands Inc 6.625% 5/15/2032	15,000	13,836
Newell Brands Inc 8.5% 6/1/2028 (c)	30,000	31,036
Somnigroup International Inc 4% 4/15/2029 (c)	81,000	76,291
		251,240
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	307,000	311,908
Mattel Inc 5.875% 12/15/2027 (c)	55,000	55,193
		367,101
Specialty Retail - 0.7%
Advance Auto Parts Inc 5.95% 3/9/2028	239,000	242,755
AutoNation Inc 1.95% 8/1/2028	540,000	496,654
AutoZone Inc 5.165% 6/15/2030	100,000	101,580
AutoZone Inc 6.25% 11/1/2028	239,000	252,695
Group 1 Automotive Inc 6.375% 1/15/2030 (c)	15,000	15,276
Hudson Automotive Group 8% 5/15/2032 (c)	10,000	10,504
O'Reilly Automotive Inc 5.75% 11/20/2026	300,000	305,082
Specialty Building Products Holdings LLC / SBP Finance Corp 7.75% 10/15/2029 (c)	5,000	4,790
Staples Inc 10.75% 9/1/2029 (c)	100,000	90,528
Wand NewCo 3 Inc 7.625% 1/30/2032 (c)	15,000	15,605
		1,535,469
TOTAL CONSUMER DISCRETIONARY		8,197,662

Consumer Staples - 2.2%
Beverages - 0.6%
Constellation Brands Inc 3.6% 2/15/2028	740,000	723,555
Keurig Dr Pepper Inc 4.597% 5/25/2028	390,000	391,535
Molson Coors Beverage Co 3% 7/15/2026	183,000	179,929
		1,295,019
Consumer Staples Distribution & Retail - 1.1%
7-Eleven Inc 0.95% 2/10/2026 (c)	247,000	240,383
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.25% 3/15/2026 (c)	110,000	108,225
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (c)	29,000	29,440
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.5% 2/15/2028 (c)	88,000	89,776
C&S Group Enterprises LLC 5% 12/15/2028 (c)	12,000	10,212
Dollar General Corp 4.625% 11/1/2027	352,000	351,972
Dollar Tree Inc 4.2% 5/15/2028	380,000	373,798
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)	80,000	83,400
Mars Inc 4.6% 3/1/2028 (c)	701,000	704,264
Mars Inc 4.8% 3/1/2030 (c)	432,000	434,666
Performance Food Group Inc 5.5% 10/15/2027 (c)	60,000	59,751
Performance Food Group Inc 6.125% 9/15/2032 (c)	5,000	5,040
US Foods Inc 5.75% 4/15/2033 (c)	15,000	14,736
		2,505,663
Food Products - 0.1%
Bunge Ltd Fin Corp 4.1% 1/7/2028	196,000	194,466
Fiesta Purchaser Inc 7.875% 3/1/2031 (c)	21,000	22,039
Fiesta Purchaser Inc 9.625% 9/15/2032 (c)	10,000	10,461
Post Holdings Inc 6.25% 10/15/2034 (c)	15,000	14,817
Post Holdings Inc 6.375% 3/1/2033 (c)	15,000	14,890
The Campbell's Company 5.3% 3/20/2026	75,000	75,317
		331,990
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (c)	25,000	25,205
Personal Care Products - 0.0%
Coty Inc 5% 4/15/2026 (c)	42,000	41,861
Tobacco - 0.4%
Philip Morris International Inc 4.125% 4/28/2028	680,000	675,654
Philip Morris International Inc 4.875% 2/13/2029	200,000	202,476
Turning Point Brands Inc 7.625% 3/15/2032 (c)	17,000	17,876
		896,006
TOTAL CONSUMER STAPLES		5,095,744

Energy - 4.2%
Energy Equipment & Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp 6.625% 9/1/2032 (c)	15,000	15,079
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026	133,000	128,224
Kodiak Gas Services LLC 7.25% 2/15/2029 (c)	80,000	81,985
Nabors Industries Inc 7.375% 5/15/2027 (c)	50,000	48,002
Nabors Industries Ltd 7.5% 1/15/2028 (c)	45,000	37,593
Transocean Aquila Ltd 8% 9/30/2028 (c)	122,308	122,116
USA Compression Partners LP / USA Compression Finance Corp 6.875% 9/1/2027	90,000	89,968
USA Compression Partners LP / USA Compression Finance Corp 7.125% 3/15/2029 (c)	23,000	23,361
Valaris Ltd 8.375% 4/30/2030 (c)	6,000	6,023
		552,351
Oil, Gas & Consumable Fuels - 4.0%
Aethon United BR LP / Aethon United Finance Corp 7.5% 10/1/2029 (c)	20,000	20,495
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 10/15/2032 (c)	5,000	5,029
Buckeye Partners LP 4.125% 12/1/2027	146,000	142,055
California Resources Corp 8.25% 6/15/2029 (c)	86,000	86,156
Cheniere Energy Inc 4.625% 10/15/2028	55,000	54,439
CITGO Petroleum Corp 6.375% 6/15/2026 (c)	60,000	59,971
CNX Resources Corp 7.25% 3/1/2032 (c)	35,000	35,668
Comstock Resources Inc 6.75% 3/1/2029 (c)	25,000	24,641
CVR Energy Inc 8.5% 1/15/2029 (c)	80,000	78,083
DCP Midstream Operating LP 5.625% 7/15/2027	440,000	448,057
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (c)	10,000	10,042
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (c)	68,000	70,425
Diamondback Energy Inc 5.2% 4/18/2027	352,000	355,374
Energy Transfer LP 5.5% 6/1/2027	1,090,000	1,104,734
EQT Corp 7.5% 6/1/2027 (c)	85,000	86,582
Genesis Energy LP / Genesis Energy Finance Corp 7.875% 5/15/2032	5,000	5,063
Global Partners LP / GLP Finance Corp 7% 8/1/2027	5,000	5,012
Harvest Midstream I LP 7.5% 5/15/2032 (c)	30,000	30,823
Hess Corp 4.3% 4/1/2027	1,540,000	1,533,823
Hess Midstream Operations LP 5.875% 3/1/2028 (c)	75,000	75,738
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (c)	15,000	15,523
Kinder Morgan Inc 4.3% 3/1/2028	250,000	249,294
Kinetik Holdings LP 6.625% 12/15/2028 (c)	75,000	76,489
Matador Resources Co 6.25% 4/15/2033 (c)	10,000	9,632
Matador Resources Co 6.5% 4/15/2032 (c)	25,000	24,479
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (c)	10,000	9,642
MPLX LP 1.75% 3/1/2026	159,000	155,421
MPLX LP 4.25% 12/1/2027	460,000	456,487
Murphy Oil Corp 6% 10/1/2032	15,000	13,985
NGL Energy Operating LLC / NGL Energy Finance Corp 8.125% 2/15/2029 (c)	80,000	78,199
Northern Oil & Gas Inc 8.125% 3/1/2028 (c)	75,000	75,305
Northern Oil & Gas Inc 8.75% 6/15/2031 (c)	14,000	14,112
Occidental Petroleum Corp 5% 8/1/2027	233,000	233,039
Occidental Petroleum Corp 5.2% 8/1/2029	97,000	96,355
ONEOK Inc 4.25% 9/24/2027	33,000	32,784
ONEOK Inc 4.4% 10/15/2029	35,000	34,440
ONEOK Inc 4.85% 7/15/2026	55,000	55,041
ONEOK Inc 6.5% 9/1/2030 (c)	483,000	510,769
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)	80,000	69,544
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (c)	20,000	19,122
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	487,000	460,554
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	225,000	212,462
Rockies Express Pipeline LLC 6.75% 3/15/2033 (c)	20,000	20,599
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (c)	101,000	104,165
SM Energy Co 6.625% 1/15/2027	30,000	30,032
Summit Midstream Holdings LLC 8.625% 10/31/2029 (c)	10,000	10,022
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027	91,000	90,951
Sunoco LP 6.25% 7/1/2033 (c)	20,000	20,000
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (c)	85,000	84,883
Targa Resources Corp 6.15% 3/1/2029	366,000	382,012
TransMontaigne Partners LLC 8.5% 6/15/2030 (c)	20,000	20,417
Venture Global Calcasieu 6.25% 1/15/2030 (c)	5,000	5,069
Venture Global LNG Inc 7% 1/15/2030 (c)	235,000	233,960
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (c)	20,000	20,889
Western Gas Partners LP 4.65% 7/1/2026	53,000	52,852
Western Gas Partners LP 6.35% 1/15/2029	498,000	517,050
Williams Cos Inc/The 4.8% 11/15/2029	169,000	169,942
Williams Cos Inc/The 5.4% 3/2/2026	101,000	101,503
		8,999,234
TOTAL ENERGY		9,551,585

Financials - 23.6%
Banks - 9.7%
Bank of America Corp 1.197% 10/24/2026 (d)	346,000	341,126
Bank of America Corp 1.319% 6/19/2026 (d)	454,000	453,117
Bank of America Corp 1.734% 7/22/2027 (d)	905,000	875,405
Bank of America Corp 4.271% 7/23/2029 (d)	970,000	959,097
Bank of America Corp 4.623% 5/9/2029 (d)	680,000	679,839
Bank of America Corp 4.979% 1/24/2029 (d)	500,000	504,897
Bank of America Corp 5.08% 1/20/2027 (d)	600,000	601,260
Bank of America Corp 5.202% 4/25/2029 (d)	300,000	304,851
Bank of America Corp 5.819% 9/15/2029 (d)	320,000	331,529
Citigroup Inc 1.122% 1/28/2027 (d)	375,000	366,087
Citigroup Inc 3.887% 1/10/2028 (d)	1,390,000	1,371,785
Citigroup Inc 4.075% 4/23/2029 (d)	652,000	641,631
Citigroup Inc 4.786% 3/4/2029 (d)	520,000	520,707
Citigroup Inc 5.174% 2/13/2030 (d)	610,000	617,838
HAT Holdings I LLC / HAT Holdings II LLC 8% 6/15/2027 (c)	6,000	6,176
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (d)	1,274,000	1,272,039
JPMorgan Chase & Co 1.47% 9/22/2027 (d)	1,415,000	1,358,863
JPMorgan Chase & Co 3.54% 5/1/2028 (d)	500,000	490,850
JPMorgan Chase & Co 4.323% 4/26/2028 (d)	590,000	587,396
JPMorgan Chase & Co 4.603% 10/22/2030 (d)	500,000	497,039
JPMorgan Chase & Co 5.04% 1/23/2028 (d)	500,000	503,567
JPMorgan Chase & Co 5.103% 4/22/2031 (d)	182,000	184,641
JPMorgan Chase & Co 5.571% 4/22/2028 (d)	222,000	226,058
Morgan Stanley Bank NA 5.016% 1/12/2029 (d)	267,000	269,682
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (d)	90,000	91,633
PNC Financial Services Group Inc/The 5.492% 5/14/2030 (d)	750,000	771,248
Santander Holdings USA Inc 2.49% 1/6/2028 (d)	668,000	641,870
Santander Holdings USA Inc 3.45% 6/2/2025	465,000	465,000
Santander Holdings USA Inc 5.807% 9/9/2026 (d)	250,000	250,494
Santander Holdings USA Inc 6.174% 1/9/2030 (d)	410,000	422,997
Truist Financial Corp 1.887% 6/7/2029 (d)	250,000	231,082
Truist Financial Corp 5.9% 10/28/2026 (d)	390,000	391,679
Truist Financial Corp 7.161% 10/30/2029 (d)	1,260,000	1,356,440
US Bancorp 4.653% 2/1/2029 (d)	500,000	500,868
Wells Fargo & Co 3.526% 3/24/2028 (d)	320,000	313,855
Wells Fargo & Co 4.97% 4/23/2029 (d)	489,000	492,639
Wells Fargo & Co 5.244% 1/24/2031 (d)	245,000	248,648
Wells Fargo & Co 5.707% 4/22/2028 (d)	700,000	712,934
Wells Fargo & Co 6.303% 10/23/2029 (d)	1,300,000	1,364,207
Western Alliance Bancorp 3% 6/15/2031 (d)	55,000	50,778
		22,271,852
Capital Markets - 5.7%
Ares Capital Corp 3.25% 7/15/2025	250,000	249,447
Athene Global Funding 1.73% 10/2/2026 (c)	1,460,000	1,403,401
Athene Global Funding 4.721% 10/8/2029 (c)	400,000	394,746
Athene Global Funding 5.339% 1/15/2027 (c)	250,000	252,249
Athene Global Funding 5.516% 3/25/2027 (c)	350,000	354,854
Blackstone Private Credit Fund 3.25% 3/15/2027	750,000	725,144
Blackstone Private Credit Fund 7.3% 11/27/2028	506,000	535,852
BroadStreet Partners Inc 5.875% 4/15/2029 (c)	20,000	19,693
Focus Financial Partners LLC 6.75% 9/15/2031 (c)	25,000	25,291
GA Global Funding Trust 5.4% 1/13/2030 (c)	336,000	341,558
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (d)	1,240,000	1,197,906
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (d)	500,000	494,845
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (d)	675,000	678,438
Goldman Sachs Group Inc/The 6.484% 10/24/2029 (d)	720,000	759,577
Hightower Holding LLC 6.75% 4/15/2029 (c)	23,000	22,681
HPS Corporate Lending Fund 5.3% 6/5/2027 (c)	261,000	260,406
Intercontinental Exchange Inc 3.625% 9/1/2028	400,000	389,586
Intercontinental Exchange Inc 4% 9/15/2027	302,000	299,312
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (c)	11,000	11,018
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (c)	30,000	30,766
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (c)	19,000	18,809
LPL Holdings Inc 4.9% 4/3/2028	268,000	268,364
Morgan Stanley 2.475% 1/21/2028 (d)	1,410,000	1,361,235
Morgan Stanley 3.591% 7/22/2028 (d)	360,000	351,975
Morgan Stanley 3.772% 1/24/2029 (d)	340,000	332,706
Morgan Stanley 4.994% 4/12/2029 (d)	362,000	365,390
Morgan Stanley 5.042% 7/19/2030 (d)	500,000	504,966
Morgan Stanley 5.164% 4/20/2029 (d)	727,000	737,146
Nuveen LLC 5.55% 1/15/2030 (c)	67,000	69,182
Sammons Financial Group Global Funding 5.05% 1/10/2028 (c)	370,000	374,369
Sammons Financial Group Global Funding 5.1% 12/10/2029 (c)	297,000	300,616
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (c)	20,000	20,852
		13,152,380
Consumer Finance - 3.6%
Ally Financial Inc 4.75% 6/9/2027	1,555,000	1,556,815
Ally Financial Inc 6.848% 1/3/2030 (d)	300,000	313,206
American Express Co 4.731% 4/25/2029 (d)	560,000	563,123
American Express Co 5.085% 1/30/2031 (d)	118,000	119,791
Capital One Financial Corp 1.878% 11/2/2027 (d)	1,110,000	1,067,600
Capital One Financial Corp 4.985% 7/24/2026 (d)	228,000	227,998
Capital One Financial Corp 5.468% 2/1/2029 (d)	750,000	763,325
Capital One Financial Corp 7.149% 10/29/2027 (d)	505,000	520,978
Capstone Borrower Inc 8% 6/15/2030 (c)	10,000	10,328
Ford Motor Credit Co LLC 5.85% 5/17/2027	500,000	499,300
Ford Motor Credit Co LLC 5.875% 11/7/2029	470,000	464,109
Ford Motor Credit Co LLC 6.95% 6/10/2026	1,850,000	1,871,041
Navient Corp 6.75% 6/15/2026	51,000	51,644
OneMain Finance Corp 3.5% 1/15/2027	75,000	72,667
OneMain Finance Corp 6.75% 3/15/2032	20,000	19,879
OneMain Finance Corp 7.5% 5/15/2031	140,000	143,795
PRA Group Inc 8.875% 1/31/2030 (c)	10,000	10,250
		8,275,849
Financial Services - 2.1%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (c)	327,000	325,511
Block Inc 6.5% 5/15/2032	30,000	30,660
Corebridge Financial Inc 3.65% 4/5/2027	1,155,000	1,136,755
Corebridge Global Funding 4.65% 8/20/2027 (c)	116,000	116,275
Corebridge Global Funding 4.9% 1/7/2028 (c)	205,000	207,426
Freedom Mortgage Corp 7.625% 5/1/2026 (c)	50,000	49,912
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027	230,000	218,864
Jackson Financial Inc 5.17% 6/8/2027	228,000	229,762
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	2,230,000	2,150,065
Jefferson Capital Holdin 8.25% 5/15/2030 (c)	35,000	35,825
Nationstar Mortgage Holdings Inc 6.5% 8/1/2029 (c)	25,000	25,463
NFE Financing LLC 12% 11/15/2029 (c)	54,627	23,437
PennyMac Financial Services Inc 6.875% 2/15/2033 (c)	20,000	20,107
Saks Global Enterprises LLC 11% 12/15/2029 (c)	50,000	24,000
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (c)	25,000	25,507
Walker & Dunlop Inc 6.625% 4/1/2033 (c)	15,000	15,189
Western Union Co/The 1.35% 3/15/2026	280,000	272,246
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (c)	42,000	43,711
		4,950,715
Insurance - 2.5%
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (c)	15,000	15,512
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (c)	52,000	52,728
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (c)	26,000	26,594
American International Group Inc 4.85% 5/7/2030	605,000	607,323
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (c)	15,000	14,841
Arthur J Gallagher & Co 4.6% 12/15/2027	274,000	274,634
Equitable Financial Life Global Funding 1.4% 8/27/2027 (c)	344,000	320,368
Equitable Financial Life Global Funding 1.7% 11/12/2026 (c)	451,000	433,306
Equitable Financial Life Global Funding 4.6% 4/1/2027 (c)	396,000	395,845
Equitable Financial Life Global Funding 5% 3/27/2030 (c)	257,000	258,572
Fortitude Group Holdings LLC 6.25% 4/1/2030 (c)	320,000	323,984
Guardian Life Global Funding 1.4% 7/6/2027 (c)	358,000	336,562
Jackson National Life Global Funding 4.6% 10/1/2029 (c)	624,000	617,262
Jackson National Life Global Funding 5.55% 7/2/2027 (c)	948,000	963,830
Panther Escrow Issuer LLC 7.125% 6/1/2031 (c)	25,000	25,863
RGA Global Funding 2% 11/30/2026 (c)	273,000	263,160
RGA Global Funding 5.448% 5/24/2029 (c)	193,000	198,135
Ryan Specialty LLC 5.875% 8/1/2032 (c)	35,000	34,781
Western-Southern Global Funding 4.9% 5/1/2030 (c)	90,000	90,252
Willis North America Inc 4.65% 6/15/2027	440,000	441,727
		5,695,279
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
Rithm Capital Corp 8% 4/1/2029 (c)	10,000	10,026
Starwood Property Trust Inc 6.5% 7/1/2030 (c)	45,000	45,639
		55,665
TOTAL FINANCIALS		54,401,740

Health Care - 2.8%
Biotechnology - 0.3%
Amgen Inc 5.15% 3/2/2028	761,000	774,914
Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp 2.75% 9/23/2026 (c)	200,000	194,696
Insulet Corp 6.5% 4/1/2033 (c)	10,000	10,283
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (c)	78,000	79,370
Sotera Health Holdings LLC 7.375% 6/1/2031 (c)	15,000	15,581
		299,930
Health Care Providers & Services - 1.9%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (c)	15,000	15,284
Centene Corp 2.45% 7/15/2028	170,000	156,568
CHS/Community Health Systems Inc 5.625% 3/15/2027 (c)	128,000	126,124
Cigna Group/The 3.4% 3/1/2027	340,000	334,017
CVS Health Corp 4.3% 3/25/2028	460,000	454,899
CVS Health Corp 5% 2/20/2026	350,000	350,480
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)	5,000	4,979
HCA Inc 3.125% 3/15/2027	1,450,000	1,413,278
HCA Inc 5% 3/1/2028	225,000	227,372
HCA Inc 5.875% 2/15/2026	55,000	55,114
Humana Inc 5.75% 12/1/2028	500,000	516,198
Icon Investments Six DAC 5.809% 5/8/2027	318,000	323,231
LifePoint Health Inc 11% 10/15/2030 (c)	14,000	15,391
Molina Healthcare Inc 6.25% 1/15/2033 (c)	30,000	29,952
Owens & Minor Inc 10% 4/15/2030 (c)	20,000	20,890
Select Medical Corp 6.25% 12/1/2032 (c)	25,000	24,776
Surgery Center Holdings Inc 7.25% 4/15/2032 (c)	15,000	14,971
Tenet Healthcare Corp 5.125% 11/1/2027	209,000	207,701
US Acute Care Solutions LLC 9.75% 5/15/2029 (c)	5,000	5,082
		4,296,307
Health Care Technology - 0.1%
IQVIA Inc 5% 5/15/2027 (c)	150,000	149,035
Pharmaceuticals - 0.4%
1261229 BC Ltd 10% 4/15/2032 (c)	20,000	19,800
Bausch Health Americas Inc 9.25% 4/1/2026 (c)	80,000	78,816
Bausch Health Cos Inc 11% 9/30/2028 (c)	40,000	38,379
Jazz Securities DAC 4.375% 1/15/2029 (c)	45,000	43,150
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (c)	60,000	56,360
Viatris Inc 1.65% 6/22/2025	100,000	99,760
Viatris Inc 2.3% 6/22/2027	540,000	511,933
		848,198
TOTAL HEALTH CARE		6,368,384

Industrials - 2.6%
Aerospace & Defense - 1.1%
Boeing Co 3.2% 3/1/2029	540,000	510,890
Boeing Co 5.04% 5/1/2027	440,000	442,644
Boeing Co 6.259% 5/1/2027	29,000	29,808
Goat Holdco LLC 6.75% 2/1/2032 (c)	30,000	29,884
Howmet Aerospace Inc 5.9% 2/1/2027	32,000	32,734
L3Harris Technologies Inc 5.4% 1/15/2027	650,000	658,936
RTX Corp 5.75% 1/15/2029	85,000	88,596
TransDigm Inc 5.5% 11/15/2027	282,000	281,780
TransDigm Inc 6.375% 3/1/2029 (c)	227,000	230,699
		2,305,971
Air Freight & Logistics - 0.1%
Rand Parent LLC 8.5% 2/15/2030 (c)	167,000	164,559
Building Products - 0.1%
Advanced Drainage Systems Inc 5% 9/30/2027 (c)	9,000	8,895
AmeriTex HoldCo Intermediate LLC 10.25% 10/15/2028 (c)	80,000	84,883
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (c)	60,000	53,100
Standard Building Solutions Inc 6.5% 8/15/2032 (c)	35,000	35,545
		182,423
Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC 7.875% 2/15/2031 (c)	37,000	38,346
Artera Services LLC 8.5% 2/15/2031 (c)	135,000	114,723
Brand Industrial Services Inc 10.375% 8/1/2030 (c)	80,000	71,754
CoreCivic Inc 8.25% 4/15/2029	15,000	15,854
GEO Group Inc/The 10.25% 4/15/2031	39,000	42,750
GEO Group Inc/The 8.625% 4/15/2029	25,000	26,389
GFL Environmental Inc 4% 8/1/2028 (c)	125,000	120,164
GFL Environmental Inc 6.75% 1/15/2031 (c)	10,000	10,373
Madison IAQ LLC 4.125% 6/30/2028 (c)	65,000	62,564
Neptune Bidco US Inc 9.29% 4/15/2029 (c)	90,000	85,163
OT Midco Inc 10% 2/15/2030 (c)	35,000	29,159
Prime Security Services Borrower LLC / Prime Finance Inc 5.75% 4/15/2026 (c)	43,000	43,107
Waste Pro USA Inc 7% 2/1/2033 (c)	15,000	15,380
Williams Scotsman Inc 6.625% 4/15/2030 (c)	15,000	15,374
		691,100
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/2027	87,000	86,924
Arcosa Inc 6.875% 8/15/2032 (c)	10,000	10,255
Pike Corp 8.625% 1/31/2031 (c)	15,000	16,156
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (c)	8,000	8,123
		121,458
Electrical Equipment - 0.1%
Trans-Allegheny Interstate Line Co 5.2% 1/15/2031 (c)	261,000	263,012
WESCO Distribution Inc 6.375% 3/15/2033 (c)	30,000	30,557
		293,569
Ground Transportation - 0.0%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.25% 1/15/2030 (c)	15,000	15,257
Genesee & Wyoming Inc 6.25% 4/15/2032 (c)	30,000	30,468
XPO Inc 6.25% 6/1/2028 (c)	60,000	60,599
		106,324
Machinery - 0.3%
Esab Corp 6.25% 4/15/2029 (c)	120,000	122,022
Ingersoll Rand Inc 5.176% 6/15/2029	300,000	305,872
Ingersoll Rand Inc 5.197% 6/15/2027	300,000	303,735
		731,629
Passenger Airlines - 0.2%
American Airlines 2016-3 Class A Pass Through Trust 7.25% 2/15/2028 (c)	80,000	80,800
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	168,333	161,621
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (c)	53,333	53,242
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	113,901	108,665
United Airlines Inc 4.375% 4/15/2026 (c)	120,000	118,578
		522,906
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (c)	20,000	20,402
Corelogic Inc 4.5% 5/1/2028 (c)	80,000	74,902
Paychex Inc 5.1% 4/15/2030	58,000	58,752
TriNet Group Inc 7.125% 8/15/2031 (c)	80,000	82,480
		236,536
Trading Companies & Distributors - 0.2%
Air Lease Corp 2.2% 1/15/2027	270,000	260,111
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (c)	60,000	63,052
Herc Holdings Escrow Inc 7% 6/15/2030 (c)(h)	45,000	46,360
QXO Building Products Inc 6.75% 4/30/2032 (c)	35,000	35,887
United Rentals North America Inc 3.875% 11/15/2027	60,000	58,648
United Rentals North America Inc 6.125% 3/15/2034 (c)	50,000	50,680
		514,738
TOTAL INDUSTRIALS		5,871,213

Information Technology - 2.1%
Communications Equipment - 0.0%
CommScope LLC 9.5% 12/15/2031 (c)	149,000	154,873
Hughes Satellite Systems Corp 5.25% 8/1/2026	10,000	9,015
		163,888
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp 5.05% 4/5/2029	82,000	83,828
CPI CG Inc 10% 7/15/2029 (c)	10,000	10,550
Dell International LLC / EMC Corp 5% 4/1/2030	265,000	266,365
Dell International LLC / EMC Corp 5.25% 2/1/2028	486,000	495,718
Insight Enterprises Inc 6.625% 5/15/2032 (c)	10,000	10,189
Lightning Power LLC 7.25% 8/15/2032 (c)	15,000	15,727
Sensata Technologies Inc 6.625% 7/15/2032 (c)	230,000	232,057
		1,114,434
IT Services - 0.2%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (c)	65,000	61,856
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (c)	30,000	30,655
Camelot Finance SA 4.5% 11/1/2026 (c)	24,000	23,865
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	130,000	129,824
CoreWeave Inc 9.25% 6/1/2030 (c)	45,000	44,950
Sabre GLBL Inc 10.75% 11/15/2029 (c)	18,000	18,360
Sabre GLBL Inc 11.125% 7/15/2030 (c)(h)	25,000	25,650
Sabre GLBL Inc 8.625% 6/1/2027 (c)	57,000	58,612
Virtusa Corp 7.125% 12/15/2028 (c)	25,000	24,168
		417,940
Semiconductors & Semiconductor Equipment - 0.8%
Broadcom Inc 4.15% 11/15/2030	310,000	302,258
Broadcom Inc 5.05% 7/12/2027	500,000	506,449
Broadcom Inc 5.05% 7/12/2029	246,000	250,405
Entegris Inc 4.75% 4/15/2029 (c)	124,000	120,400
Micron Technology Inc 5.327% 2/6/2029	300,000	304,440
Micron Technology Inc 6.75% 11/1/2029	240,000	256,584
Qorvo Inc 4.375% 10/15/2029	100,000	95,961
Wolfspeed Inc 7.9583% 6/23/2030 (c)(g)(j)(k)	30,084	28,956
		1,865,453
Software - 0.5%
Central Parent LLC / CDK Global II LLC / CDK Financing Co Inc 8% 6/15/2029 (c)	34,000	30,456
Ellucian Holdings Inc 6.5% 12/1/2029 (c)	10,000	10,099
Gen Digital Inc 6.25% 4/1/2033 (c)	25,000	25,278
McAfee Corp 7.375% 2/15/2030 (c)	15,000	13,870
Oracle Corp 4.5% 5/6/2028	370,000	371,721
Roper Technologies Inc 4.5% 10/15/2029	114,000	113,431
SS&C Technologies Inc 5.5% 9/30/2027 (c)	196,000	195,781
UKG Inc 6.875% 2/1/2031 (c)	15,000	15,456
VMware LLC 1.4% 8/15/2026	325,000	312,924
		1,089,016
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	159,000	158,793
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (c)	20,000	20,038
Western Digital Corp 4.75% 2/15/2026	14,000	13,954
		192,785
TOTAL INFORMATION TECHNOLOGY		4,843,516

Materials - 1.1%
Chemicals - 0.7%
Avient Corp 6.25% 11/1/2031 (c)	15,000	15,021
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (c)	60,000	62,760
Celanese US Holdings LLC 6.5% 4/15/2030	15,000	15,115
Celanese US Holdings LLC 6.75% 4/15/2033	35,000	34,065
Chemours Co/The 4.625% 11/15/2029 (c)	10,000	8,180
Chemours Co/The 5.375% 5/15/2027	55,000	53,840
Chemours Co/The 5.75% 11/15/2028 (c)	100,000	89,541
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (c)	77,000	77,445
International Flavors & Fragrances Inc 1.23% 10/1/2025 (c)	224,000	221,219
LSB Industries Inc 6.25% 10/15/2028 (c)	15,000	14,849
LYB International Finance III LLC 1.25% 10/1/2025	204,000	201,520
Mativ Holdings Inc 8% 10/1/2029 (c)	20,000	17,063
Methanex US Operations Inc 6.25% 3/15/2032 (c)	22,000	21,290
Mosaic Co/The 5.375% 11/15/2028	500,000	508,625
Olin Corp 6.625% 4/1/2033 (c)	20,000	19,143
Olympus Water US Holding Corp 7.25% 6/15/2031 (c)	40,000	40,000
Scih Salt Hldgs Inc 4.875% 5/1/2028 (c)	119,000	115,515
Scih Salt Hldgs Inc 6.625% 5/1/2029 (c)	95,000	93,205
Tronox Inc 4.625% 3/15/2029 (c)	25,000	20,901
WR Grace Holdings LLC 7.375% 3/1/2031 (c)	6,000	6,060
		1,635,357
Construction Materials - 0.1%
Quikrete Holdings Inc 6.375% 3/1/2032 (c)	64,000	65,033
VM Consolidated Inc 5.5% 4/15/2029 (c)	83,000	82,119
		147,152
Containers & Packaging - 0.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (c)	90,000	79,843
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (c)	76,000	76,187
Berry Global Inc 4.875% 7/15/2026 (c)	24,000	23,926
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (c)	35,000	35,370
Graphic Packaging International LLC 6.375% 7/15/2032 (c)	30,000	30,044
Sealed Air Corp 5% 4/15/2029 (c)	176,000	172,804
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (c)	12,000	12,134
		430,308
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (c)	5,000	5,190
Alumina Pty Ltd 6.375% 9/15/2032 (c)	53,000	52,419
Cleveland-Cliffs Inc 6.875% 11/1/2029 (c)	19,000	17,666
Cleveland-Cliffs Inc 7% 3/15/2032 (c)	45,000	38,815
Cleveland-Cliffs Inc 7.375% 5/1/2033 (c)	10,000	8,588
Cleveland-Cliffs Inc 7.5% 9/15/2031 (c)	43,000	38,667
Novelis Corp 3.25% 11/15/2026 (c)	102,000	100,050
		261,395
Paper & Forest Products - 0.0%
Magnera Corp 7.25% 11/15/2031 (c)	10,000	9,149
TOTAL MATERIALS		2,483,361

Real Estate - 1.3%
Diversified REITs - 0.0%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (c)	55,000	51,856
VICI Properties LP 4.75% 4/1/2028	93,000	92,962
Vornado Realty LP 2.15% 6/1/2026	80,000	77,354
		222,172
Health Care REITs - 0.4%
Healthcare Realty Holdings LP 3.5% 8/1/2026	450,000	442,381
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (c)	30,000	30,751
Ventas Realty LP 3% 1/15/2030	426,000	394,694
		867,826
Hotel & Resort REITs - 0.0%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (c)	10,000	10,072
Retail REITs - 0.3%
Brixmor Operating Partnership LP 2.25% 4/1/2028	177,000	165,857
Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 5.75% 5/15/2026 (c)	103,000	102,039
Realty Income Corp 2.1% 3/15/2028	359,000	337,375
Realty Income Corp 2.2% 6/15/2028	24,000	22,470
		627,741
Specialized REITs - 0.6%
American Tower Corp 4.9% 3/15/2030	720,000	724,170
Crown Castle Inc 1.35% 7/15/2025	27,000	26,881
Crown Castle Inc 5% 1/11/2028	390,000	392,423
Iron Mountain Inc 4.875% 9/15/2027 (c)	60,000	59,289
SBA Communications Corp 3.875% 2/15/2027	162,000	158,835
		1,361,598
TOTAL REAL ESTATE		3,089,409

Utilities - 5.6%
Electric Utilities - 2.5%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	230,000	227,321
Duke Energy Corp 4.3% 3/15/2028	675,000	673,290
Edison International 7.875% 6/15/2054 (d)	25,000	24,053
Eversource Energy 5.45% 3/1/2028	360,000	367,912
Exelon Corp 2.75% 3/15/2027	1,204,000	1,168,394
FirstEnergy Corp 1.6% 1/15/2026	29,000	28,440
FirstEnergy Pennsylvania Electric Co 5.15% 3/30/2026 (c)	189,000	189,659
Georgia Power Co 4.65% 5/16/2028	264,000	266,437
Pacific Gas and Electric Co 2.1% 8/1/2027	950,000	896,388
PG&E Corp 5% 7/1/2028	40,000	39,028
PG&E Corp 7.375% 3/15/2055 (d)	80,000	78,337
Pinnacle West Capital Corp 4.9% 5/15/2028	136,000	137,042
Pinnacle West Capital Corp 5.15% 5/15/2030	132,000	133,508
Southern Co/The 5.5% 3/15/2029	906,000	938,362
Vistra Operations Co LLC 5% 7/31/2027 (c)	345,000	343,995
Vistra Operations Co LLC 5.05% 12/30/2026 (c)	114,000	114,297
Vistra Operations Co LLC 7.75% 10/15/2031 (c)	60,000	63,620
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (c)	66,000	66,324
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (c)	20,000	20,886
		5,777,293
Gas Utilities - 0.6%
CenterPoint Energy Resources Corp 5.25% 3/1/2028	1,320,000	1,347,100
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The 5.45% 6/1/2028	1,410,000	1,428,432
Alpha Generation LLC 6.75% 10/15/2032 (c)	20,000	20,391
Calpine Corp 5.125% 3/15/2028 (c)	65,000	64,435
Sunnova Energy Corp 5.875% 9/1/2026 (c)	50,000	14,875
		1,528,133
Multi-Utilities - 1.8%
Dominion Energy Inc 1.45% 4/15/2026	390,000	379,483
Dominion Energy Inc 5% 6/15/2030	950,000	959,118
DTE Energy Co 4.875% 6/1/2028	450,000	454,045
DTE Energy Co 4.95% 7/1/2027	105,000	105,847
DTE Energy Co 5.2% 4/1/2030	689,000	700,812
NiSource Inc 2.95% 9/1/2029	477,000	446,590
NiSource Inc 5.25% 3/30/2028	440,000	448,474
Public Service Enterprise Group Inc 4.9% 3/15/2030	491,000	494,346
Sempra 3.4% 2/1/2028	196,000	190,544
		4,179,259
Water Utilities - 0.0%
Aris Water Holdings LLC 7.25% 4/1/2030 (c)	30,000	30,162
TOTAL UTILITIES		12,861,947

TOTAL UNITED STATES		117,482,105
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 8% 3/1/2033 (c)	6,000	5,953
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $158,329,685)		158,763,835

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG 7% (c)(d)(l)	34,000	34,390
UNITED STATES - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energy Transfer LP Series G, 7.125% (d)(l)	55,000	55,417
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.6979% (b)(d)(l)	55,000	54,852
		110,269
Financials - 0.2%
Banks - 0.2%
Citigroup Inc 6.75% (d)(l)	15,000	14,886
Citigroup Inc 6.95% (d)(l)	30,000	30,352
Citigroup Inc 7.125% (d)(l)	30,000	30,436
JPMorgan Chase & Co 6.5% (d)(l)	45,000	46,099
		121,773
Capital Markets - 0.0%
Goldman Sachs Group Inc/The 6.125% (d)(l)	10,000	9,792
Goldman Sachs Group Inc/The 6.85% (d)(l)	35,000	36,133
		45,925
Consumer Finance - 0.0%
Ally Financial Inc 4.7% (d)(l)	88,000	77,057
TOTAL FINANCIALS		244,755

Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (d)(l)	10,000	9,029
TOTAL UNITED STATES		364,053
TOTAL PREFERRED SECURITIES (Cost $391,135)		398,443

U.S. Government Agency - Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	15,076	14,774
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	8,048	7,886
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	21,264	20,864
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2049	134,423	128,998
TOTAL UNITED STATES		172,522
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $190,131)		172,522

U.S. Treasury Obligations - 16.1%
	Yield (%) (m)	Principal Amount (a)	Value ($)
US Treasury Notes 3.5% 9/30/2029	4.15 to 4.39	2,253,200	2,214,473
US Treasury Notes 4% 12/15/2027 (n)	4.23	4,296,600	4,310,609
US Treasury Notes 4% 3/31/2030	3.72	4,114,400	4,121,472
US Treasury Notes 4.125% 3/31/2029	3.57 to 4.57	3,852,600	3,881,495
US Treasury Notes 4.25% 1/15/2028	3.59 to 4.34	12,813,800	12,930,926
US Treasury Notes 4.25% 1/31/2030	4.02 to 4.40	5,231,400	5,295,975
US Treasury Notes 4.625% 4/30/2029	3.94 to 4.50	4,126,900	4,231,523
TOTAL U.S. TREASURY OBLIGATIONS (Cost $36,783,270)			36,986,473

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o) (Cost $2,921,845)	4.32	2,921,260	2,921,845

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $230,768,354)	231,026,393
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(918,987)
NET ASSETS - 100.0%	230,107,406

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Note Contracts (United States)	22	Sep 2025	4,565,344	5,247	5,247
CBOT 5 Year US Treasury Note Contracts (United States)	199	Sep 2025	21,552,633	157,761	157,761

TOTAL FUTURES CONTRACTS					163,008
The notional amount of futures purchased as a percentage of Net Assets is 11.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,659,941 or 30.3% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $29,353 and $28,602, respectively.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	A portion of the security sold on a delayed delivery basis.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Level 3 security
(l)	Security is perpetual in nature with no stated maturity date.
(m)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(n)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $272,887.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,106,746	50,704,246	48,889,147	92,378	-	-	2,921,845	2,921,260	0.0%
Total	1,106,746	50,704,246	48,889,147	92,378	-	-	2,921,845

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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